FOREIGN EXCHANGE (Tables)	12 Months Ended
Dec. 31, 2018
Effect Of Changes In Foreign Exchange Rates [Abstract]
Disclosure of effect of changes in foreign exchange rate on profit (loss)

($000s)	2018	2017	2016
Unrealized gain (loss) on foreign exchange	(18,617)	22,165	9,939
Unrealized gain (loss) on foreign exchange contracts	3,422	(3,867)	(2,021)
Total Unrealized gain (loss) on foreign exchange	$(15,195)	$18,298	$7,918
Realized gain (loss) on foreign exchange	$(8,296)	$(797)	$277
Gain (loss) on foreign exchange	$(23,491)	$17,501	$8,195